Significant events - Exchange Offer (Details) - Banco Santander, S.A. (Spain)	Aug. 18, 2019 shares
Series B shares
Other capital disclosures
Shares of parent issued in exchange of entity's shares	0.337
ADS
Other capital disclosures
Shares of parent issued in exchange of entity's shares	1.685